COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 - COMMITMENTS AND CONTINGENCIES

The Company received approval from the Israel Innovation Authority (previously the Office of the Chief Scientist), (the “IIA”) to support and enhance the Company’s production line and capabilities in the next 12 months until May 2024. Pursuant to the agreement with the IIA relating to the program, the Company  has to pay royalties of 3% to the IIA up to the amount IIA funding received and the accrued interest repayment of the grant is contingent upon the Company successfully completing its enhancement plans and generating sales from the enhancements preformed. The Company has no obligation to repay these grants if its enhancement plans are not completed or aborted or if it generates no sales. The Company had not yet started the enhancement plan as of June 30, 2023.

On June 12, 2023, the Company received an advance from the IIA in the amount of NIS 357 thousand (approximately $96 thousand), which was recorded as a short term liability in the other account payable account, since the Company may need to repay this advance to IIA in case its enhancement plans will not be completed or aborted.